EMPLOYEE BENEFIT PLANS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan Disclosure [Line Items]
Amount of employer contributions into the defined contribution retirement benefits schemes	$ 26,984	$ 30,310	$ 33,391
Voluntary Defined Contribution Scheme Enrolled Employees [Member] | Minimum [Member]
Defined Contribution Plan Disclosure [Line Items]
Vesting period of employer voluntary contribution	4 years
Voluntary Defined Contribution Scheme Enrolled Employees [Member] | Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Vesting period of employer voluntary contribution	10 years